CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	1,000
Common shares, shares issued (in shares)	19,021,758	1,000
Common shares, shares outstanding (in shares)	18,978,409	1,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	100,000,000	0
Treasury shares (in shares)	43,349	0
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, dividend rate	1.00%
Preferred stock, issued (in shares)	140,000	0
Preferred stock, outstanding (in shares)	140,000	0
Preferred stock, aggregate liquidation preference	$ 140,000,000	$ 0
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred stock, issued (in shares)	40,000	0
Preferred stock, outstanding (in shares)	40,000	0